Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of Financial Assets
The group's financial assets and liabilities are classified as set out below:

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2021
Financial assets
Restricted cash and investments	3 656	252	—	—	1 391	—
Other non-current assets	16	74	—	—	177	—
Non-current derivative financial instruments	—	—	319	9	—	—
– Rand gold hedging contracts	—	—	279	—	—	—
– US$ gold hedging contracts	—	—	40	—	—	—
– US$ silver contracts	—	—	—	9	—	—
Current derivative financial instruments	—	—	1 087	384	—	—
– Rand gold hedging contracts	—	—	1 079	—	—	—
– US$ gold hedging contracts	—	—	8	—	—	—
– Foreign exchange contracts	—	—	—	383	—	—
– US$ silver contracts	—	—	—	1	—	—
Trade and other receivables	979	—	—	—	—	—
Cash and cash equivalents	2 819	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	—	6	—	—
– US$ silver contracts	—	—	—	6	—	—
Current derivative financial instruments	—	—	114	92	—	—
– Rand gold hedging contracts	—	—	41	—	—	—
– US$ gold hedging contracts	—	—	73	—	—	—
– US$ silver contracts	—	—	—	92	—	—
Borrowings	—	—	—	—	—	3 361
Contingent consideration liability	—	—		—	417	—
Other non-current liabilities	—	—	—	—	—	173
Trade and other payables	—	—	—	—	—	1 505
39     FINANCIAL RISK MANAGEMENT continued

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2020
Financial assets
Restricted cash and investments	2 867	—	—	—	837	—
Other non-current assets	5	77	—	—	306	—
Non-current derivative financial instruments	—	—	15	35	—	—
– Rand gold hedging contracts	—	—	10	—	—	—
– US$ gold hedging contracts	—	—	5	—	—	—
– US$ silver contracts	—	—	—	5	—	—
– Foreign exchange contracts	—	—	—	30	—	—
Current derivative financial instruments	—	—	12	6	—	—
– Rand gold hedging contracts	—	—	9	—	—	—
– US$ gold hedging contracts	—	—	3	—	—	—
– US$ silver contracts	—	—	—	6	—	—
Trade and other receivables	804	—	—	—	—	—
Cash and cash equivalents	6 357	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	813	66	—	—
– Rand gold hedging contracts	—	—	717	—	—	—
– US$ gold hedging contracts	—	—	96	—	—	—
– US$ silver contracts	—	—	—	1	—	—
– Foreign exchange contracts	—	—	—	65	—	—
Current derivative financial instruments	—	—	3 169	955	—	—
– Rand gold hedging contracts	—	—	2 909	—	—	—
– US$ gold hedging contracts	—	—	260	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	695	—	—
– Rand gold derivative contracts	—	—	—	257	—	—
Borrowings	—	—	—	—	—	7 718
Other non-current liabilities	—	—	—	—	—	96
Trade and other payables	—	—	—	—	—	970

Disclosure of Financial Liabilities
The group's financial assets and liabilities are classified as set out below:

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2021
Financial assets
Restricted cash and investments	3 656	252	—	—	1 391	—
Other non-current assets	16	74	—	—	177	—
Non-current derivative financial instruments	—	—	319	9	—	—
– Rand gold hedging contracts	—	—	279	—	—	—
– US$ gold hedging contracts	—	—	40	—	—	—
– US$ silver contracts	—	—	—	9	—	—
Current derivative financial instruments	—	—	1 087	384	—	—
– Rand gold hedging contracts	—	—	1 079	—	—	—
– US$ gold hedging contracts	—	—	8	—	—	—
– Foreign exchange contracts	—	—	—	383	—	—
– US$ silver contracts	—	—	—	1	—	—
Trade and other receivables	979	—	—	—	—	—
Cash and cash equivalents	2 819	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	—	6	—	—
– US$ silver contracts	—	—	—	6	—	—
Current derivative financial instruments	—	—	114	92	—	—
– Rand gold hedging contracts	—	—	41	—	—	—
– US$ gold hedging contracts	—	—	73	—	—	—
– US$ silver contracts	—	—	—	92	—	—
Borrowings	—	—	—	—	—	3 361
Contingent consideration liability	—	—		—	417	—
Other non-current liabilities	—	—	—	—	—	173
Trade and other payables	—	—	—	—	—	1 505
39     FINANCIAL RISK MANAGEMENT continued

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2020
Financial assets
Restricted cash and investments	2 867	—	—	—	837	—
Other non-current assets	5	77	—	—	306	—
Non-current derivative financial instruments	—	—	15	35	—	—
– Rand gold hedging contracts	—	—	10	—	—	—
– US$ gold hedging contracts	—	—	5	—	—	—
– US$ silver contracts	—	—	—	5	—	—
– Foreign exchange contracts	—	—	—	30	—	—
Current derivative financial instruments	—	—	12	6	—	—
– Rand gold hedging contracts	—	—	9	—	—	—
– US$ gold hedging contracts	—	—	3	—	—	—
– US$ silver contracts	—	—	—	6	—	—
Trade and other receivables	804	—	—	—	—	—
Cash and cash equivalents	6 357	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	813	66	—	—
– Rand gold hedging contracts	—	—	717	—	—	—
– US$ gold hedging contracts	—	—	96	—	—	—
– US$ silver contracts	—	—	—	1	—	—
– Foreign exchange contracts	—	—	—	65	—	—
Current derivative financial instruments	—	—	3 169	955	—	—
– Rand gold hedging contracts	—	—	2 909	—	—	—
– US$ gold hedging contracts	—	—	260	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	695	—	—
– Rand gold derivative contracts	—	—	—	257	—	—
Borrowings	—	—	—	—	—	7 718
Other non-current liabilities	—	—	—	—	—	96
Trade and other payables	—	—	—	—	—	970

Schedule of Sensitivity Analysis for Types of Market Risk
The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities in the exchange rates that would affect profit and loss:
•Rand/US$ exchange rate - 6% based on the standard deviation from a one-year forecast of various financial institution outlooks. The analysis for 2020 was based on historical information for which a reasonable possible change of 10% was determined.
•AUD/US$ exchange rate - 4% based on the standard deviation from a one-year forecast of various financial institution outlooks. The analysis for 2020 was based on the historical trend of the AUD to the US$ in order to determine a reasonably possible change. 10% approximated the move between the year-end rate and the highest point in the previous two financial years.
•PGK/US$ exchange rate - 1%. The Papua New Guinean (PNG) government has fixed the exchange rate of the Kina to the US$ and adjusts it occasionally. These adjustments are very small and would not result in any significant impact on profit or loss. The analysis for 2020 was based on a sensitivity of 10% to be used as an indicator of the potential impact of exchange rate changes.
Management has refined the approach for determining reasonable possible changes from the prior year. The refined approach, which uses a larger population of market analyst forecasts as used for macro-economic assumptions and estimates, provided an improvement in the assessment of reasonable possible changes used for sensitivity analysis.

	SA Rand
Figures in million	2021	2020
Sensitivity analysis – borrowings
Rand against US$
Balance at 30 June	2 806	5 990
Strengthen by 6% (FY20: 10%)	168	599
Weaken by 6% (FY20: 10%)	(168)	(599)
Closing rate	14.27	17.32
US$ against Kina
Balance at 30 June	109	237
Strengthen by 1% (FY20: 10%)	1	21
Weaken by 1% (FY20: 10%)	(1)	(27)
Closing rate	0.29	0.29
Sensitivity analysis – contingent consideration liability
Rand against US$
Balance at 30 June	417	—
Strengthen by 6%	25	—
Weaken by 6%	(25)	—
Closing rate	14.27	17.32
39     FINANCIAL RISK MANAGEMENT continued
Market risk continued
Foreign exchange risk continued

	SA Rand
Figures in million	2021	2020
Sensitivity analysis – financial instruments
Rand against US$
Balance at 30 June	383	(731)
Strengthen by 6% (FY20: 10%)	105	954
Weaken by 6% (FY20: 10%)	(127)	(1 106)
Closing rate	14.27	17.32
US$ against AUD
Balance at 30 June	723	339
Strengthen by 4% (FY20: 10%)	28	31
Weaken by 4% (FY20:10%)	(30)	(38)
Closing rate	0.75	0.69
The group has reviewed its exposure to commodity-linked instruments and identified a sensitivity of 7% based on the standard deviation of a one-year forecast gold price from various financial institution outlooks. The estimated sensitivity would affect other comprehensive income as well as profit or loss in the 2021 financial year. The analysis in 2020 of a sensitivity of 10% was based on management’s view of the likely outcome of long-term gold price trend. Management has refined the approach for determining reasonable possible changes from the prior year. The refined approach, which uses a larger population of market analyst forecasts as used for macro-economic assumptions and estimates, provided an improvement in the assessment of reasonable possible changes used for sensitivity analysis.

Only material commodity balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on silver commodities.

	SA Rand
Figures in million	2021	2020
Sensitivity analysis
Rand gold derivatives
Profit or loss
Increase by 7% (FY20: 10%)	—	(91)
Decrease by 7% (FY20: 10%)	—	102
Other comprehensive income
Increase by 7% (FY20: 10%)	(481)	(1 279)
Decrease by 7% (FY20: 10%)	612	1 433
US$ gold derivatives
Other comprehensive income
Increase by 7% (FY20: 10%)	130	(258)
Decrease by 7% (FY20: 10%)	(128)	279
The above analysis assumes that all other variables remain constant. The analysis was performed based on a sensitivity of 100 basis points for all borrowings and financial assets in the 2020 year as an indicator of the potential impact of interest rate changes to the group. Management has refined the approach for determining reasonable possible changes from the prior year. The refined approach, which uses a larger population of market analyst forecasts as used for macro-economic assumptions and estimates, aims to provide an improvement in the estimation of reasonable possible changes used for sensitivity analysis.

	SA Rand
Figures in million	2021	2020
Sensitivity analysis – borrowings (finance costs)
Rand denominated borrowings
Increase by 25 basis points (FY20: 100 basis points)	(1)	(13)
Decrease by 25 basis points (FY20: 100 basis points)	1	13

US$ denominated borrowings
Increase by 1 basis point (FY20: 100 basis points)	—	(64)
Decrease by 1 basis points (FY20: 100 basis points)	—	64
Sensitivity analysis – financial assets (interest received)
Increase by 25 basis points (FY20: 100 basis points) (a)	16	58
Decrease by 25 basis points (FY20: 100 basis points) (a)	(16)	(58)

Schedule of Credit Risk
Financial institutions' credit rating by exposure (Source: Fitch Ratings and Global Credit Ratings)

	SA Rand
Figures in million	2021	2020
Cash and cash equivalents
AA+	1 738	—
AA	1 081	—
AA-	—	6 357
	2 819	6 357
Restricted cash and investments
AA+	4 756	—
AA-	—	3 682
B1	225	—
	4 981	3 682
Derivative financial assets
AA+	629	—
AA	286	10
AA-	145	42
A+	739	16
	1 799	68
[1]This relates to South African government bonds which have been rated applying South Africa’s sovereign credit rating.

Disclosure of Contractual Maturities of Non-derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA Rand
Figures in million	2021		2020
	Current	More than 1 year	Current	More than 1 year
Contingent consideration liability[1]	—	647	—	—
Other non-current liabilities[2]	—	19	—	15
Lease liability[2]	112	225	67	86
Trade and other payables (excluding non-financial liabilities)[2,3]	1 398	—	910	—
Derivative financial liabilities[3]	285	11	4 238	962
Borrowings[3]:
Due between 0 to six months	256	—	257	—
Due between six to 12 months	249	—	399	—
Due between one to two years	—	267	—	779
Due between two to three years[4]	—	2 877	—	7 286
	2 300	4 046	5 871	9 128
[1]The majority of this balance is expected to be settled between four to six years.
[2]These balances exclude the lease liability as it has been disclosed separately.
[3]The group will utilise its cash generated from operations to settle outstanding obligations.
[4]Final repayment of capital amount of R2 854 million (2020:R6 062 million) in September 2023.

Disclosure of Contractual Maturities of Derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA Rand
Figures in million	2021		2020
	Current	More than 1 year	Current	More than 1 year
Contingent consideration liability[1]	—	647	—	—
Other non-current liabilities[2]	—	19	—	15
Lease liability[2]	112	225	67	86
Trade and other payables (excluding non-financial liabilities)[2,3]	1 398	—	910	—
Derivative financial liabilities[3]	285	11	4 238	962
Borrowings[3]:
Due between 0 to six months	256	—	257	—
Due between six to 12 months	249	—	399	—
Due between one to two years	—	267	—	779
Due between two to three years[4]	—	2 877	—	7 286
	2 300	4 046	5 871	9 128
[1]The majority of this balance is expected to be settled between four to six years.
[2]These balances exclude the lease liability as it has been disclosed separately.
[3]The group will utilise its cash generated from operations to settle outstanding obligations.
[4]Final repayment of capital amount of R2 854 million (2020:R6 062 million) in September 2023.

Disclosure of Net Debt	Net debt is as follows:

	SA Rand
Figures in million	2021	2020
Cash and cash equivalents	2 819	6 357
Borrowings	(3 361)	(7 718)
Net debt	(542)	(1 361)

Schedule of Financial Assets Measured at Fair Value
Fair value determination for financial assets and liabilities continued
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

		SA Rand
Figures in million	At 30 June 2021			At 30 June 2020
	Level 1	Level 2	Level 3	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	74	—	77
Restricted cash and investments (b)	252	—	—	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 391	—	837	—
Derivative financial assets (c)	—	1 799	—	68	—
Derivative financial liabilities (c)	—	(212)	—	(5 003)	—
Loan to ARM BBEE Trust (d)	—	—	177	—	306
Contingent consideration liability (e)	—	—	(417)	—	—

(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment as at 30 June 2021. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied.

(b)The level 1 valued assets were acquired as part of the Mponeng operations and related assets (refer to note 14) and comprises of listed equity securities designated as fair value through other comprehensive income instruments. The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE, and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.

(c)The mark-to-market remeasurement of the derivative contracts was determined as follows:
•Foreign exchange contracts comprise of zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero coupon interest rate curve).
•Rand gold contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate.
•US$ gold contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate.
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate investments.

(d)Following the refinancing of the loan (refer to note 18), the current year fair value movement was calculated using a discounted cash flow model, taking into account forecasted dividends payments over the estimated repayment period of the loan at a rate of 7.9%. A discounted cash flow model, taking into account projected interest payments and the projected African Rainbow Minerals Limited (ARM) share price on the expected repayment date and using a discount rate of 9.8%, was applied to determine the prior year's fair value. A 74 basis point change in the discount rate, which would represent a reasonably possible change based on expected movements in lending rates, would not cause a material change in the fair value of the loan.
(e)The consideration for the Mponeng operations and related assets (refer to note 14) includes a contingent consideration determined using the expected gold production profile for Mponeng at a post-tax real rate of 10.3%. Should the expected gold production profile increase by 7% or decrease by 7%, the contingent consideration liability would increase by R208 million or decrease by R183 million, respectively. This represents reasonably expected changes which were determined based on the standard deviation of previous years’ production of the Mponeng operation. No other reasonable expected changes in key unobservable inputs would have caused a material change in the fair value of the liability.
Schedule of Financial Liabilities Measured at Fair Value
Fair value determination for financial assets and liabilities continued
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

		SA Rand
Figures in million	At 30 June 2021			At 30 June 2020
	Level 1	Level 2	Level 3	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	74	—	77
Restricted cash and investments (b)	252	—	—	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 391	—	837	—
Derivative financial assets (c)	—	1 799	—	68	—
Derivative financial liabilities (c)	—	(212)	—	(5 003)	—
Loan to ARM BBEE Trust (d)	—	—	177	—	306
Contingent consideration liability (e)	—	—	(417)	—	—

(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment as at 30 June 2021. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied.

(b)The level 1 valued assets were acquired as part of the Mponeng operations and related assets (refer to note 14) and comprises of listed equity securities designated as fair value through other comprehensive income instruments. The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE, and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.

(c)The mark-to-market remeasurement of the derivative contracts was determined as follows:
•Foreign exchange contracts comprise of zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero coupon interest rate curve).
•Rand gold contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate.
•US$ gold contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate.
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate investments.

(d)Following the refinancing of the loan (refer to note 18), the current year fair value movement was calculated using a discounted cash flow model, taking into account forecasted dividends payments over the estimated repayment period of the loan at a rate of 7.9%. A discounted cash flow model, taking into account projected interest payments and the projected African Rainbow Minerals Limited (ARM) share price on the expected repayment date and using a discount rate of 9.8%, was applied to determine the prior year's fair value. A 74 basis point change in the discount rate, which would represent a reasonably possible change based on expected movements in lending rates, would not cause a material change in the fair value of the loan.
(e)The consideration for the Mponeng operations and related assets (refer to note 14) includes a contingent consideration determined using the expected gold production profile for Mponeng at a post-tax real rate of 10.3%. Should the expected gold production profile increase by 7% or decrease by 7%, the contingent consideration liability would increase by R208 million or decrease by R183 million, respectively. This represents reasonably expected changes which were determined based on the standard deviation of previous years’ production of the Mponeng operation. No other reasonable expected changes in key unobservable inputs would have caused a material change in the fair value of the liability.